Borrowings and financial liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of financial liabilities [line items]
Financial liabilities, current and noncurrent

	AS OF DECEMBER 31,
	2019	2020
	(As restated)	(As restated)
(amounts in thousands of euros)	[Note 1]	[Note 1]
Conditional advances	1,006	893
Non-convertible bonds	4,392	940
Non-current financial liabilities	5,398	1,833

Conditional advances	274	274
Non-convertible bonds	3,025	3,454
Convertible notes	2,909	7,357
Financial liabilities related to the prefinancing of a portion of the research tax credit receivables (1)	4,834	2,134
Bank overdrafts	15	—
Current financial liabilities	11,057	13,219

Total financial liabilities	16,455	15,052
(1)	Financial liabilities related to the prefinancing of a portion of the research tax credit (CIR) receivables

Breakdown of financial liabilities by maturity

	AS OF
	DECEMBER 31,	Current	Non-current
	2020	< 1 year	1 to 5 years	> 5 years
(amounts in thousands of euros)	as restated	as restated	as restated	as restated
Conditional advances	1,167	274	893	—
Non-convertible bonds	4,394	3,454	940	—
Convertible notes Negma	7,357	7,357	—	—
Convertible notes Atlas	—	—	—	—
Bank overdrafts	—	—	—	—
Financial liabilities related to the prefinancing of a portion of the research tax credit receivables	2,134	2,134	—	—
Total financial liabilities	15,052	13,219	1,833	—

Advances
Disclosure of financial liabilities [line items]
Breakdown of financial liabilities by maturity

	BPI -	BPI –	AFM –
(amounts in thousands of euros)	Sarcob	BIO101	Téléthon	Total
As of December 31, 2020	118	715	400	1,232
Less than one year	72	220	—	292
One to five years	46	495	400	941
More than five years	—	—	—	—

Changes in financial liability

	BPI -	BPI –	AFM –
(amounts in thousands of euros)	Sarcob	BIO101	Téléthon	Total
As of January 1, 2019	182	1,025	—	1,207
(+) Proceeds from conditional advances	—	—	400	400
(-) Repayment	(52)	(275)	—	(327)
Subsidies	—	—	(34)	(34)
Financial expenses	6	24	4	33
As of December 31, 2019	135	774	370	1,279
(+) Proceeds from conditional advances	—	—	—	—
(-) Repayment	(26)	(110)	—	(136)
Subsidies	—	—	—	—
Financial expenses	3	13	8	24
As of December 31, 2020	112	677	378	1,167

Convertible notes to NEGMA
Disclosure of financial liabilities [line items]
Changes in financial liability

NEGMA
ORNANEBSA
(amounts in thousands of euros)	(As restated)
As of January 1, 2019	—
(+) Proceeds received	4,500
(-) Issuance of warrants attached to the convertible notes	(286)
(+) Change in fair value	(1,867)
(-) Conversion settled with issuance of shares	(2,870)
(-) Conversion settled with cash payment	(301)
As of December 31, 2019	2,909
(+) Change in fair value	5,304
(-) Shares issued pursuant to May 7, 2020 court decision	(1,394)
(-) Conversion settled with cash payment pursuant to May 7, 2020 court decision	(378)
(+) Shares to be returned pursuant November 18, 2020 court decision	1,212
(+) Cash returned pursuant to November 18, 2020 court decision	378
(-) Conversion settled with issuance of shares	(674)
As of December 31, 2020	7,357

Accounting treatment of the conversion option

Convertible notes	Tranche 1			Tranche 2
	As of the	As of	As of	As of the	As of	As of
	issue date	December 31,	December 31,	issue date	December 31,	December 31,
Negma	(08/21/2019)	2019	2020	(12/27/2019)	2019	2020
Number of outstanding convertible notes	300	58	—	150	150	99
Conversion price	€0.43	€0.18	—	€0.20	€0.20	N/A
Expected term	3 months	1 month	—	3 months	3 months	N/A
Volatility	83.16%	101.29%	—	119.15%	119.15%	N/A
Risk-free rate	-0.78%	-0.68%	—	-0.78%	-0.78%	N/A
Value of the convertible notes (in thousands of €) (as restated)	4,122	753		2,262	2,156	7,358

Valuation of warrants issued to NEGMA

	Tranche 1	Tranche 2
	As of the issue	As of the issue
Warrants	date	date
NEGMA	(08/21/2019)	(12/27/2019)
Number of outstanding warrants	585,936	694,444
Exercise price per share	€0.64	€0.27
Maturity	5 years	5 years
Volatility	83.16%	119.15%
Risk-free rate	-0.96%	-0.96%
Value of the equity instrument (in thousands of €)	175	111

Convertible notes to Atlas
Disclosure of financial liabilities [line items]
Changes in financial liability

ATLAS
ORNANE
(amounts in thousands of euros)	Restated
As of January 1, 2020	—
(+) Proceeds received	8,730
(+/-) Change in the fair value of financial liabilities	4,776
(-) Repayment	(863)
(-) Conversion	(12,643)
As of December 31, 2020	—

Non-convertible bonds to ATLAS
Disclosure of financial liabilities [line items]
Accounting treatment of the conversion option

Fair value of the convertible notes	Tranche 1		Tranche 2		Tranche 3
	As of the	As of	As of the	As of	As of the	As of
	issue date	December	issue date	December	issue date	December
ATLAS	(04/29/2020)	31, 2020	(06/19/2020)	31, 2020,	(08/28/2020)	31, 2020
Number of outstanding convertible notes	120	—	120	—	120	—
Conversion price	€0.94	—	€0.75	—	€0.62	—
Volatility	85.54%	—	68.05%	—	48.60%	—
Risk-free rate	-0.57%	—	0.55%	—	-0.59%	—
Fair value of the convertible notes (in thousands of €) (as restated)	4,031	—	4,001	—	3,542	—

Non-convertible bonds to Kreos
Disclosure of financial liabilities [line items]
Changes in financial liability

(amounts in thousands of euros)	KREOS
As of January 1, 2019	6,930
(+) Proceeds received	2,420
(+) Guarantee deposit	80
(-) Transactions costs	(50)
(+/-) Amortized cost	328
(-) Repayment	(2,292)
As of December 31, 2019	7,417
(+) Proceeds received	—
(+) Guarantee deposit	—
(-) Transactions costs	—
(+/-) Amortized cost	189
(-) Repayment	(3,214)
As of December 31, 2020	4,392